SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	3,085,164	3,257,840
Potential Shares, Granted (in shares)	1,028,342	701,109
Potential Shares, Over-performance (in shares)	248,230	633,670
Potential Shares, Vested (in shares)	(1,758,062)	(1,265,635)
Potential Shares, Forfeited (in shares)	(84,380)	(241,820)
Potential Shares, Ending balance (in shares)	2,519,294	3,085,164
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 10.45	€ 8.56
Weighted- Average Grant-Date Fair Value per Share, Granted | €	10.44	15.31
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	8.94	7.28
Weighted- Average Grant-Date Fair Value per Share, Vested | €	7.97	7.09
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	8.02	8.40
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 12.11	€ 10.45
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon departure of certain beneficiaries (in shares)	84,380
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	1,312,524	944,500
Potential Shares, Granted (in shares)	899,926	595,687
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	(106,000)	(155,000)
Potential Shares, Forfeited (in shares)	(39,947)	(72,663)
Potential Shares, Ending balance (in shares)	2,066,503	1,312,524
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 8.47	€ 7.76
Weighted- Average Grant-Date Fair Value per Share, Granted | €	7.10	10.23
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0.00	0.00
Weighted- Average Grant-Date Fair Value per Share, Vested | €	4.55	10.83
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	8.31	8.57
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 8.08	€ 8.47
Equity Award Plans
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	57,913	95,340
Potential Shares, Granted (in shares)	73,799	30,709
Potential Shares, Over-performance (in shares)	0	0
Potential Shares, Vested (in shares)	(42,559)	(68,136)
Potential Shares, Forfeited (in shares)	(9,627)	0
Potential Shares, Ending balance (in shares)	79,526	57,913
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 8.31	€ 5.20
Weighted- Average Grant-Date Fair Value per Share, Granted | €	8.39	10.27
Weighted- Average Grant-Date Fair Value per Share, Over-performance | €	0.00	0.00
Weighted- Average Grant-Date Fair Value per Share, Vested | €	7.60	4.85
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	8.71	0.00
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 8.71	€ 8.31